Federated Hermes Government Obligations Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SDG Shares [Member] | Federated Hermes Government Obligations Fund | SDG
Prospectus [Line Items]
Annual Return [Percent]	5.19%	5.03%